SHARE CAPITAL (Grants to Employees Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007 Options Granted to Officer and Director [Member]	Dec. 31, 2006 Options Granted to Officer and Director [Member]	Dec. 31, 2005 Options Granted to Officer and Director [Member]	Dec. 31, 2006 Options Granted to Officer and Director, Tranche One [Member]	Dec. 31, 2006 Options Granted to Officer and Director, Tranche Two [Member]	Dec. 31, 2007 Integrity Israel Plan [Member]	Jun. 30, 2012 2010 Share Incentive Plan [Member]	Jun. 30, 2011 2010 Share Incentive Plan [Member]	Dec. 31, 2011 2010 Share Incentive Plan [Member]	Dec. 31, 2010 2010 Share Incentive Plan [Member]	Dec. 31, 2009 2010 Share Incentive Plan [Member]	Jun. 30, 2012 Options Issued to Employees [Member]	Jun. 30, 2012 Options Issued to Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period	17,500		4,273	2,984			24,394		4,486	19,908
Exercise price	$ 6.25	$ 6.25		$ 5.52					$ 3.49	$ 3.84
Option vesting period, minimum									3 Years	2 Months	1 Quarter
Option vesting period, maximum											12 Quarters
Non-cash compensation expense						$ 45,291	$ 2,435	$ 203				$ 8,201	$ 320	$ 320	$ 14,575	$ 12,171
Maximum contractual term											10 years
Common Stock reserved for issuance												529,555
Options granted at period end	471,854	454,354	428,367	109,197	106,213												109,329	21,641
Shares available for future grants												167,843
Unrecognized compensation costs												181,610
Aggregate intrinsic value of the awards exercisable												368,926		368,926	375,638
Aggregate intrinsic value of the awards outstanding												$ 368,926		$ 368,926	$ 376,963
Stock price	$ 6.25	$ 6.25		$ 5.52								$ 6.25		$ 6.25	$ 6.25